Quarterly Holdings Report
for

Fidelity Simplicity RMD 2020 Fund℠

October 31, 2020

RW40-QTLY-1220
1.867287.113

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	41,854	$434,440
Fidelity Series Blue Chip Growth Fund (a)	42,973	688,002
Fidelity Series Commodity Strategy Fund (a)	298,737	1,260,669
Fidelity Series Growth Company Fund (a)	69,184	1,763,512
Fidelity Series Intrinsic Opportunities Fund (a)	114,915	1,803,010
Fidelity Series Large Cap Stock Fund (a)	113,589	1,567,531
Fidelity Series Large Cap Value Index Fund (a)	48,671	557,279
Fidelity Series Opportunistic Insights Fund (a)	42,403	889,610
Fidelity Series Small Cap Discovery Fund (a)	18,888	195,493
Fidelity Series Small Cap Opportunities Fund (a)	49,669	643,208
Fidelity Series Stock Selector Large Cap Value Fund (a)	120,458	1,311,786
Fidelity Series Value Discovery Fund (a)	80,808	1,000,405
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,720,522)		12,114,945

International Equity Funds - 22.5%
Fidelity Series Canada Fund (a)	58,075	567,388
Fidelity Series Emerging Markets Fund (a)	53,375	515,069
Fidelity Series Emerging Markets Opportunities Fund (a)	214,747	4,617,069
Fidelity Series International Growth Fund (a)	93,424	1,682,566
Fidelity Series International Small Cap Fund (a)	30,703	538,839
Fidelity Series International Value Fund (a)	204,998	1,691,234
Fidelity Series Overseas Fund (a)	157,875	1,676,632
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,550,677)		11,288,797

Bond Funds - 41.1%
Fidelity Series Emerging Markets Debt Fund (a)	34,665	310,942
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,591	55,906
Fidelity Series Floating Rate High Income Fund (a)	7,852	69,257
Fidelity Series High Income Fund (a)	39,276	357,020
Fidelity Series Inflation-Protected Bond Index Fund (a)	378,779	4,034,001
Fidelity Series International Credit Fund (a)	1,121	11,625
Fidelity Series Investment Grade Bond Fund (a)	1,229,146	14,393,301
Fidelity Series Long-Term Treasury Bond Index Fund (a)	115,056	1,148,262
Fidelity Series Real Estate Income Fund (a)	21,064	209,800
TOTAL BOND FUNDS
(Cost $19,675,575)		20,590,114

Short-Term Funds - 12.2%
Fidelity Series Government Money Market Fund 0.14% (a)(b)	5,030,770	5,030,770
Fidelity Series Short-Term Credit Fund (a)	105,271	1,075,867
TOTAL SHORT-TERM FUNDS
(Cost $6,078,128)		6,106,637
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $48,024,902)		50,100,493
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,058
NET ASSETS - 100%		$50,101,551

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$439,010	$22,963	$36,042	$--	$(2,777)	$11,286	$434,440
Fidelity Series Blue Chip Growth Fund	766,761	173,886	153,766	147,508	39,735	(138,614)	688,002
Fidelity Series Canada Fund	569,293	38,234	21,348	--	(93)	(18,698)	567,388
Fidelity Series Commodity Strategy Fund	1,239,137	85,090	114,444	5,356	(12,291)	63,177	1,260,669
Fidelity Series Emerging Markets Debt Fund	311,907	14,596	8,247	3,916	(84)	(7,230)	310,942
Fidelity Series Emerging Markets Debt Local Currency Fund	--	55,906	--	--	--	--	55,906
Fidelity Series Emerging Markets Fund	498,467	23,464	26,489	--	527	19,100	515,069
Fidelity Series Emerging Markets Opportunities Fund	4,540,532	234,090	341,583	--	13,016	171,014	4,617,069
Fidelity Series Floating Rate High Income Fund	67,440	3,353	1,995	767	17	442	69,257
Fidelity Series Government Money Market Fund 0.14%	4,814,731	423,753	207,714	2,150	--	--	5,030,770
Fidelity Series Growth Company Fund	1,759,299	84,714	196,471	--	39,763	76,207	1,763,512
Fidelity Series High Income Fund	352,851	17,651	9,976	4,786	73	(3,579)	357,020
Fidelity Series Inflation-Protected Bond Index Fund	3,939,180	216,591	143,950	821	(84)	22,264	4,034,001
Fidelity Series International Credit Fund	11,561	114	--	86	--	(50)	11,625
Fidelity Series International Growth Fund	1,715,032	89,290	129,236	--	8,396	(916)	1,682,566
Fidelity Series International Small Cap Fund	507,051	21,449	13,722	--	41	24,020	538,839
Fidelity Series International Value Fund	1,709,824	116,031	75,741	--	(4,371)	(54,509)	1,691,234
Fidelity Series Intrinsic Opportunities Fund	1,784,339	91,689	121,144	24,989	64	48,062	1,803,010
Fidelity Series Investment Grade Bond Fund	14,059,713	1,657,118	580,173	637,354	(3,951)	(739,406)	14,393,301
Fidelity Series Large Cap Stock Fund	1,564,150	172,563	103,054	55,100	1,699	(67,827)	1,567,531
Fidelity Series Large Cap Value Index Fund	547,133	35,867	27,349	--	946	682	557,279
Fidelity Series Long-Term Treasury Bond Index Fund	1,145,352	147,708	54,920	5,531	(481)	(89,397)	1,148,262
Fidelity Series Opportunistic Insights Fund	903,672	69,868	104,296	--	13,874	6,492	889,610
Fidelity Series Overseas Fund	1,718,410	85,711	88,891	--	950	(39,548)	1,676,632
Fidelity Series Real Estate Income Fund	203,622	12,042	6,252	3,913	56	332	209,800
Fidelity Series Short-Term Credit Fund	1,072,739	7,326	--	7,327	--	(4,198)	1,075,867
Fidelity Series Small Cap Discovery Fund	194,377	13,483	14,046	--	(1,013)	2,692	195,493
Fidelity Series Small Cap Opportunities Fund	647,437	35,645	56,093	3,877	1,826	14,393	643,208
Fidelity Series Stock Selector Large Cap Value Fund	1,297,543	74,632	74,368	--	4,687	9,292	1,311,786
Fidelity Series Value Discovery Fund	985,378	58,015	70,662	--	3,048	24,626	1,000,405
	49,365,941	4,082,842	2,781,972	903,481	103,573	(669,891)	50,100,493

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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